Commitments and Contingencies Unfunded Commitments to Extend Credit Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Letters of Credit Outstanding, Amount	$ 60,018
FHLB Forward-Dated Borrowing Agreement	50,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.10%
Other Commitment, Due in Next Twelve Months	$ 3,647
Other Commitment Percentage Increase In Year Three	5.00%